5. DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

Derivative liabilities consist of common stock warrants with an exercise price in a different currency than the Company’s functional currency and they are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2014	$4,482,926
Fair value of warrants issued in private placements reclassified from equity	191,490
Change in fair value of derivative liabilities	(3,006,205)
Foreign exchange effect on derivative liability	(514,720)
Balance, December 31, 2015	$1,153,491
Fair value of warrants issued in private placements reclassified from equity	169,700
Fair value of warrants issued in private placements recognized as derivative expense	59,064
Change in fair value of derivative liabilities	(643,944)
Foreign exchange effect on derivative liability	41,485
Balance, December 31, 2016	$779,796

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	2016	2015
Volatility	254.90%	202.10%
Expected life	.2 to 7 years	1 to 8 years
Risk-free interest rate	0.74% - 1.4%	0.48 % to 1.36%
Dividend yield	$0	$0